Equity Activity - Reclassifications and Taxes (Details) - USD ($) $ in Millions		3 Months Ended	12 Months Ended
		Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Cost			$ 28,239	$ 27,201	$ 27,560
SG&A expense			20,123	19,688	19,003
Other (income) and expense	[1]		(442)	1,871	(914)
Interest expense			1,935	1,712	1,607
Pension settlement charges		$ 2,700	0	3,113	0
Pension settlement charge, net of tax		$ 2,000		2,400
Services
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Cost			20,975	20,529	21,051
Sales
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Cost			6,861	6,303	6,127
Financing
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Cost			403	369	382
Accumulated Other Comprehensive Income/(Loss)
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Other comprehensive income/(loss), Before Tax Amount			(939)	4,919	(2,552)
Other comprehensive income/(loss), Tax (Expense)/Benefit			494	(1,426)	531
Other comprehensive income/(loss)			(445)	3,492	(2,021)
Unrealized gains/(losses) arising during the period, Net of Tax Amount			(630)	215	(2,331)
Reclassification/amortization, Net of Tax Amount			185	3,278	310
Foreign currency translation adjustments
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Other comprehensive income/(loss), Before Tax Amount			(972)	301	3
Other comprehensive income/(loss), Tax (Expense)/Benefit			528	(324)	100
Other comprehensive income/(loss)			(445)	(23)	103
Unrealized gains/(losses) arising during the period, Net of Tax Amount			(445)	(23)	103
Net changes related to available-for-sale securities
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Other comprehensive income/(loss), Before Tax Amount			(1)	2	0
Other comprehensive income/(loss), Tax (Expense)/Benefit			0	0	0
Other comprehensive income/(loss)			(1)	1	0
Unrealized gains/(losses) arising during the period, Net of Tax Amount			(1)	1	0
Unrealized gains/(losses) on cash flow hedges
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Other comprehensive income/(loss), Before Tax Amount			(514)	474	47
Other comprehensive income/(loss), Tax (Expense)/Benefit			121	(130)	(19)
Other comprehensive income/(loss)			(394)	343	28
Unrealized gains/(losses) arising during the period, Before Tax Amount			(66)	389	207
Unrealized gains/(losses) arising during the period, Tax (Expense)/Benefit			8	(113)	(63)
Unrealized gains/(losses) arising during the period, Net of Tax Amount			(58)	276	144
Reclassification/amortization, Net of Tax Amount			(336)	67	(115)
Unrealized gains/(losses) on cash flow hedges | Cost of services
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Reclassification/amortization, Tax (Expense)/Benefit			(7)	6	(1)
Reclassification/amortization, Net of Tax Amount			20	(16)	5
Unrealized gains/(losses) on cash flow hedges | Cost of sales
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Reclassification/amortization, Tax (Expense)/Benefit			(4)	13	8
Reclassification/amortization, Net of Tax Amount			11	(27)	(14)
Unrealized gains/(losses) on cash flow hedges | Cost of financing
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Reclassification/amortization, Tax (Expense)/Benefit			(1)	(2)	(3)
Reclassification/amortization, Net of Tax Amount			3	5	10
Unrealized gains/(losses) on cash flow hedges | SG&A expense
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Reclassification/amortization, Tax (Expense)/Benefit			(2)	5	4
Reclassification/amortization, Net of Tax Amount			4	(11)	8
Unrealized gains/(losses) on cash flow hedges | Other (income) and expense
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Reclassification/amortization, Tax (Expense)/Benefit			132	(32)	53
Reclassification/amortization, Net of Tax Amount			(393)	94	(157)
Unrealized gains/(losses) on cash flow hedges | Interest expense
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Reclassification/amortization, Tax (Expense)/Benefit			(6)	(8)	(17)
Reclassification/amortization, Net of Tax Amount			18	24	49
Unrealized gains/(losses) on cash flow hedges | Reclassification out of Accumulated Other Comprehensive Income
Reclassifications and Taxes Related to Items of Other Comprehensive Income
SG&A expense			6	(16)	(12)
Other (income) and expense			(525)	125	(209)
Interest expense			24	31	66
Unrealized gains/(losses) on cash flow hedges | Reclassification out of Accumulated Other Comprehensive Income | Services
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Cost			27	(22)	5
Unrealized gains/(losses) on cash flow hedges | Reclassification out of Accumulated Other Comprehensive Income | Sales
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Cost			15	(40)	(22)
Unrealized gains/(losses) on cash flow hedges | Reclassification out of Accumulated Other Comprehensive Income | Financing
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Cost			4	6	14
Retirement-related benefit plans
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Other comprehensive income/(loss), Before Tax Amount			548	4,142	(2,602)
Other comprehensive income/(loss), Tax (Expense)/Benefit			(154)	(971)	450
Other comprehensive income/(loss)			394	3,171	(2,152)
Unrealized gains/(losses) arising during the period, Net of Tax Amount			(127)	(39)	(2,577)
Reclassification/amortization, Net of Tax Amount			521	3,210	425
Prior service costs/(credits)
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Unrealized gains/(losses) arising during the period, Before Tax Amount			(469)	(56)	2
Unrealized gains/(losses) arising during the period, Tax (Expense)/Benefit			117	11	0
Unrealized gains/(losses) arising during the period, Net of Tax Amount			(351)	(45)	2
Reclassification/amortization, Before Tax Amount			(7)	(7)	(9)
Reclassification/amortization, Tax (Expense)/Benefit			2	2	3
Reclassification/amortization, Net of Tax Amount			(5)	(5)	(6)
Net gains/(losses) arising during the period
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Unrealized gains/(losses) arising during the period, Before Tax Amount			392	70	(3,115)
Unrealized gains/(losses) arising during the period, Tax (Expense)/Benefit			(168)	(65)	536
Unrealized gains/(losses) arising during the period, Net of Tax Amount			224	6	(2,579)
Reclassification/amortization, Before Tax Amount			623	975	515
Reclassification/amortization, Tax (Expense)/Benefit			(104)	(201)	(88)
Reclassification/amortization, Net of Tax Amount			519	775	427
Curtailments and settlements
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Reclassification/amortization, Before Tax Amount			9	3,159	5
Reclassification/amortization, Tax (Expense)/Benefit			(3)	(719)	(1)
Reclassification/amortization, Net of Tax Amount			$ 6	$ 2,441	$ 4

[1]	Refer to "Basis of Presentation" in note A, "Significant Accounting Policies," for additional information.